Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income for the year	$ 5,872	$ 10,537
Items that may subsequently be re-classified to net income:
Currency translation differences	(50,383)	(15,205)
Items that will not subsequently be re-classified to net income:
(Loss) gain on FVTOCI investments	(10,953)	8,159
Tax (expense) recovery on FVTOCI investments	(704)	335
Total other comprehensive (loss) income for the year	(62,040)	(6,711)
Total comprehensive (loss) income for the year	$ (56,168)	$ 3,826